TAXES ON INCOME (Schedule of Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current	$ 1,300	$ 2,249	$ (436)
Deferred	(14,883)	(3,672)	189
Domestic	(14,472)	610	768
Foreign	889	(2,033)	(1,015)
Tax benefit	$ (13,583)	$ (1,423)	$ (247)